ATA INC. ("Parent Company")	9 Months Ended
Dec. 31, 2017
ATA INC. ("Parent Company")
ATA INC. ("Parent Company")

(25)    ATA INC. (“Parent Company”)

The following presents condensed financial information of the Parent Company only.

Condensed Balance Sheets

	March 31,2017	December 31, 2017	December 31, 2017
	RMB	RMB	USD
Cash and cash equivalents	505,082	1,807,629	277,827
Prepaid expenses and other current assets	210,100	2,955	455
Investments in subsidiaries	392,224,481	374,906,204	57,622,028

Total assets	392,939,663	376,716,788	57,900,310

Accrued expenses and other current liabilities	1,562,363	11,987,350	1,842,422

Total liabilities	1,562,363	11,987,350	1,842,422

Common shares	3,533,912	3,534,871	543,300
Treasury shares	(27,737,073)	(27,737,073)	(4,263,110)
Additional paid in capital	402,631,430	389,897,690	59,926,178
Accumulated other comprehensive loss	(25,069,771)	(26,850,955)	(4,126,917)
Retained earnings	38,018,802	25,884,905	3,978,437

Total shareholders’ equity	391,377,300	364,729,438	56,057,888

Total liabilities and shareholders’ equity	392,939,663	376,716,788	57,900,310

Condensed Statements of Comprehensive Income (Loss)

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017	2017
	RMB	RMB	RMB	USD

Operating expenses	(4,292,082)	(3,818,608)	(14,273,099)	(2,193,734)
Investment income (loss)	30,476,370	(6,587,058)	40,802,611	6,271,246
Interest expense	—	(75,918)	(52,074)	(8,004)
Interest income	79,847	568,503	15,394	2,366
Foreign currency exchange gains (losses), net	(212,948)	197,079	(607,927)	(93,437)

Earnings before income taxes	26,051,187	(9,716,002)	25,884,905	3,978,437

Income tax expense	—	—	—	—

Net income (loss)	26,051,187	(9,716,002)	25,884,905	3,978,437

Other comprehensive income (loss)	2,002,553	104,358	(1,781,184)	(273,763)

Comprehensive income (loss)	28,053,740	(9,611,644)	24,103,721	3,704,674

Condensed Statements of Cash Flows

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017	2017
	RMB	RMB	RMB	USD
Net cash used in operating activities	(3,150,707)	(2,858,989)	(5,003,772)	(769,067)
Cash flows from investing activities :
Collection from subsidiaries	17,406,546	400,783	(9,274,288)	(1,425,432)
Dividend received from PRC subsidiaries	—	—	82,452,704	12,672,749

Net cash provided by investing activities	17,406,546	400,783	73,178,416	11,247,317

Cash flows from financing activities :
Cash paid for repurchase of common shares	(19,536,028)	—	—	—

Special cash dividend	—	—	(65,698,571)	(10,097,685)

Net cash used in financing activities	(19,536,028)	—	(65,698,571)	(10,097,685)

Effect of foreign exchange rate changes on cash	7,443	31,935	(1,173,526)	(180,368)
Net increase (decrease) in cash	(5,272,746)	(2,426,271)	1,302,547	200,197
Cash at beginning of period	8,204,099	2,931,353	505,082	77,630

Cash at end of period	2,931,353	505,082	1,807,629	277,827